Financial Risk Management - Loans and Advances by Geographical Sector (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 94,671,818	¥ 90,682,938
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	95,642,750	91,546,318
Gross carrying amount [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances	60,184,755	59,856,165
Gross carrying amount [member] | Americas [member]
Disclosure of credit risk exposure [line items]
Loans and advances	13,866,321	12,382,463
Gross carrying amount [member] | Europe [member]
Disclosure of credit risk exposure [line items]
Loans and advances	6,552,895	5,988,133
Gross carrying amount [member] | Asia [member]
Disclosure of credit risk exposure [line items]
Loans and advances	11,010,138	9,720,884
Gross carrying amount [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances	4,028,641	3,598,673
Gross carrying amount [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances	35,457,995	31,690,153
Unearned income, unamortized premiums - net and deferred loan fees - net [member]
Disclosure of credit risk exposure [line items]
Loans and advances	(264,527)	(258,392)
Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ (706,405)	¥ (604,988)